     As filed with the Securities and Exchange Commission on April 29, 2005

                                                     1933 Act File No.  33-19629
                                                     1940 Act File No. 811-5450

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-3
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 24

                             REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 25


                       GLOBAL GOVERNMENTS VARIABLE ACCOUNT
             (formerly known as World Governments Variable Account)
                           (Exact Name of Registrants)

                   Sun Life Assurance Company of Canada (U.S.)
                           (Name of Insurance Company)

        One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181
                                 (617) 237-6030
          (Address of Insurance Company's Principal Executive Offices)


          James F. DesMarais, Massachusetts Financial Services Company,

                500 Boylston Street, Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)

/ / immediately upon filing pursuant to paragraph (b)

/X/ on April 30, 2005 pursuant to paragraph (b)

/ / 60 days after filing pursuant to paragraph (a)(i)

/ / on [DATE] pursuant to paragraph (a)(i)

/ / 75 days after filing pursuant to paragraph (a)(ii)
/ / on [DATE] pursuant to paragraph (a)(ii) of rule 485.
If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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The following items are herein incorporated by reference to those items as filed by the Money Market Variable Account (File Nos. 33-19628 and 811-3563) in Post-Effective Amendment No. 24, filed with the SEC via EDGAR on April 29, 2005:


    Cross-Reference Pages
    Compass 3 Prospectus dated May 1, 2005
    Compass 2 and 3 Statement of Additional Information dated May 1, 2005
    Part C

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 27th day of April, 2005.


                                   MONEY MARKET VARIABLE ACCOUNT
                                   HIGH YIELD VARIABLE ACCOUNT
                                   CAPITAL APPRECIATION VARIABLE ACCOUNT
                                   GOVERNMENT SECURITIES VARIABLE ACCOUNT
                                   GLOBAL GOVERNMENTS VARIABLE ACCOUNT
                                   TOTAL RETURN VARIABLE ACCOUNT
                                   MANAGED SECTORS VARIABLE ACCOUNT
                                           (REGISTRANTS)


                                   By:    ROBERT J. MANNING*
                                          ------------------------------------
                                   Name:  Robert J. Manning
                                   Title: President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on April , 2005


                                   SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)


                                   -------------------------------
                                   Robert C. Salipante
                                   President

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2005.


SIGNATURE                                  TITLE
---------                                  -----
J. KERMIT BIRCHFIELD*                      Chairman
-------------------------------------
J. Kermit Birchfield


ROBERT J. MANNING*                         President (Principal Executive Officer)
-------------------------------------
Robert J. Manning


RICHARD M. HISEY*                          Principal Financial Officer and
-------------------------------------        Principal Accounting Officer
Richard M. Hisey


ROBERT C. BISHOP*                          Member of the Boards of Managers
-------------------------------------
Robert C. Bishop


FREDERICK H. DULLES*                       Member of the Boards of Managers
-------------------------------------
Frederick H. Dulles


DAVID D. HORN*                             Member of the Boards of Managers
-------------------------------------
David D. Horn


MARCIA A. KEAN*                            Member of the Boards of Managers
-------------------------------------
Marcia A. Kean


C. JAMES PRIEUR*                           Member of the Boards of Managers
-------------------------------------
C. James Prieur


RONALD G. STEINHART*                       Member of the Boards of Managers
-------------------------------------
Ronald G. Steinhart

HAVILAND WRIGHT*                           Member of the Boards of Managers
-------------------------------------
Haviland Wright


                                           *By:
                                                 ----------------------------
                                           Name: James F. DesMarais
                                                   as Attorney-in-fact


                                           Executed by James F. DesMarais on
                                           behalf of those indicated pursuant to
                                           a Power of Attorney, dated April 27,
                                           2005 incorporated by reference to
                                           Money Market Variable Account's
                                           Post-Effective Amendment No. 24 filed
                                           with the SEC via EDGAR on April 29,
                                           2005.

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities with the Registrants and on the dates indicated.

SIGNATURE                                       TITLE
---------                                       -----
                                           President and Director (Principal Executive
-------------------------------------        Officer)
Robert C. Salipante


                                           Vice President, & Chief Financial Officer
-------------------------------------        (Principal Financial and Accounting Officer)
Gary Corsi


                                     +     Attorney-in-Fact for:
-------------------------------------      Donald A. Stewart, Chairman and Director
Edward M. Shea                             C. James Prieur, Vice Chairman and Director
                                           James C. Baillie, Director
                                           Paul W. Derksen, Director
                                           David D. Horn, Director
                                           James A. McNulty, III, Director
                                           S. Caesar Raboy, Director
                                           David K. Stevenson, Director
                                           William W. Stinson, Director


+Edward M. Shea has signed this document on the date indicated on behalf of the above Directors pursuant to powers of attorney duly executed by such persons and incorporated by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506), filed with the SEC on or about February 5, 2004.